Long-term debt	12 Months Ended
Mar. 31, 2024
Long-term debt
17. Long-term debt
Long-term debt as of March 31, 2023 and March 31, 2024 was comprised of the following:

	As of March 31,
	2023		2024		2024

	(In millions)
Subordinated debt	Rs.	375,060.0	Rs.	407,531.3	US$	4,890.0
Others ( * )		1,681,587.2		6,244,131.6		74,923.6
Debt issuance cost		(2,210.8)		(2,890.9)		(34.7)

Total	Rs.	2,054,436.4	Rs.	6,648,772.0	US$	79,778.9

( * )
Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.2% per annum for fiscal year ended March 31, 2023 and nil for the fiscal year ended March 31, 2024, under RBI long-term repo operation with a three-year maturity period.

Increase in outstanding balance of Long-term debt – other as of March 31, 2024 is essentially on account of the Transaction (Refer note 3).

The below table presents the balance of long-term debt as of March 31, 2023 and March 31, 2024 and the related contractual rates and maturity dates:

	As of
	March 31, 2023				March 31, 2024
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total

	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2024-2033	7.35% to 10.20%	Rs.	248,983.8	2025-2034	6.67% to 9.7%	Rs.	276,600.6	US$	3,318.9
Perpetual debt — (1)	2024-2030	7.55% to 9.40%		43,850.5	2029-2038	7.55% to 9.4%		47,290.8		567.4
Perpetual debt — (2)	2027	3.70%		81,724.6	2037	3.70%		83,090.7		997.0
Others ( * )
Variable rate — (1)	2024-2026	1.40% to 4.80%		76,405.9	2026-2029	6.10% to 6.51%		479,577.3		5,754.5
Variable rate — (2)	2024-2029	4.50% to 9.44%		148,813.9	2025-2030	6.21% to 9.0%		1,235,079.0		14,819.8
Fixed rate — (1)	2024-2030	2.80% to 9.81%		1,374,137.4	2025-2034	2.80% to 9.60%		4,313,107.4		51,753.2
Fixed rate — (2)	2024	2.58%		80,520.3	2025-2029	5.18% to 8.19%		214,026.2		2,568.1

Total			Rs.	2,054,436.4			Rs.	6,648,772.0	US$	79,778.9

( * )
Variable rate — (1), Perpetual debt — (2) and Fixed rate — (2) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, SOFR, T-bill rates, Marginal cost of funds based lending rates (“MCLR”), among others.

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2024
	(In millions)
Due in the fiscal year ending March 31:
2025	Rs.	706,824.8	US$	8,481.2
2026		1,602,175.8		19,224.6
2027		1,359,351.1		16,311.0
2028		284,462.3		3,413.3
2029		596,057.0		7,152.1
Thereafter		1,969,519.5		23,632.3

Total (1)	Rs.	6,518,390.5	US$	78,214.5

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 130,381.5 million (net of debt issuance cost).
During the fiscal year ended March 31, 2024 the Bank issued subordinated debt amounting to Rs. 20,000.0 million (previous period Rs. 200,000.0 million) and perpetual debt amounting to Rs. 3,500.0 million (previous period Rs. 30,000.0 million). During the fiscal year ended March 31, 2024, the Bank also raised other long-term debt amounting to Rs. 1,132,275.2 million (previous period Rs. 792,933.1 million).
As of March 31, 2023 and March 31, 2024, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 157,092.6 million and Rs. 693,914.0 million, respectively, and functional currency borrowings aggregating to Rs. 1,524,494.6 million and Rs. 5,550,217.6 million, respectively.